Financial liabilities - Disclosure of the main data and assumptions, Kreos / Claret BSA (Details) € in Thousands		12 Months Ended
	Aug. 22, 2023 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares scenario shares	Nov. 02, 2023 EUR (€) € / shares shares
Kreos A & B BSA | Option pricing model | Exercise price per share (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	18.67	18.67
Kreos A & B BSA | Option pricing model | Ordinary share price (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	17.10	9.82
Kreos A & B BSA | Option pricing model | 7-year expiry scenario probability
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.50	0.95
Kreos A & B BSA | Option pricing model | Volatility, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.719	0.595
Kreos A & B BSA | Option pricing model | Volatility, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.652	0.649
Kreos A & B BSA | Option pricing model | Dividend
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0	0
Kreos A & B BSA | Option pricing model | Risk-free rate
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities	0.0300	0.0230
Kreos C BSA | Option pricing model | Exercise price per share (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		9.86	9.86
Kreos C BSA | Option pricing model | Ordinary share price (in euro per share)
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		9.82	8.89
Kreos C BSA | Option pricing model | 7-year expiry scenario probability
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.95	0.95
Kreos C BSA | Option pricing model | Probability of Drawdown of Tranche C credit facility
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.30	0.30
Kreos C BSA | Option pricing model | Volatility, expiry
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.674	0.673
Kreos C BSA | Option pricing model | Volatility, tender offer
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.649	0.643
Kreos C BSA | Option pricing model | Dividend
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0	0
Kreos C BSA | Option pricing model | Risk-free rate
Disclosure Of Warrants Arrangements [Line Items]
Significant unobservable input, liabilities		0.023	0.030
Kreos A & B BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of probability-weighted scenarios | scenario		2
Expiry scenario period, other equity instruments granted	7 years
Number of outstanding warrants (in shares) | shares	214,198	214,198
Fair value of other equity instruments | €	€ 2,092	€ 920
Kreos C BSA
Disclosure Of Warrants Arrangements [Line Items]
Number of outstanding warrants (in shares) | shares		405,832	405,832
Number of outstanding warrants subject to non-market performance condition (in shares) | shares		202,915	202,915
Fair value of other equity instruments | €		€ 1,659	€ 1,493